PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Feb. 28, 2017	Feb. 29, 2016
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	$ 223,836,800	$ 160,653,033
Less: accumulated depreciation	(69,530,082)	(46,023,350)
Property, Plant and Equipment, Net, Total	154,306,718	114,629,683
Building
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	58,823,576	60,699,864
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	96,232,807	52,091,845
Computer, network equipment and software
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	55,431,263	40,073,992
Vehicles
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	627,190	784,921
Office equipment and furniture
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	$ 12,721,964	$ 7,002,411